GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 11: — GOODWILL AND INTANGIBLE ASSETS, NET

a.Composition and changes:

2021:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2021	$2,298	$378	$85	$2,658	$200	$5,619
Initially consolidated company	5,723	1,763	—	850	—	8,336
Purchases	—	1,368	—	—	—	1,368
Balance as of December 31, 2021	8,021	3,509	85	3,508	200	15,323
Accumulated amortization and impairment:
Balance as of January 1, 2021	—	378	69	1,115	91	1,653
Amortization recognized in the year	—	—	16	257	80	353
Balance as of December 31, 2021	—	378	85	1,372	171	2,006
Amortized cost at December 31, 2021	$8,021	$3,131	$—	$2,136	$29	$13,317

2020:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2020	$2,298	$378	$85	$2,658	$200	$5,619
Purchases	—	—	—	—	—	—
Balance as of December 31, 2020	2,298	378	85	2,658	200	5,619
Accumulated amortization and impairment:
Balance as of January 1, 2020	—	378	53	858	—	1,289
Amortization recognized in the year	—	—	16	257	91	364
Balance as of December 31, 2020	—	378	69	1,115	91	1,653
Amortized cost at December 31, 2020	$2,298	$—	$16	$1,543	$109	$3,966

b.

In August 2016, the Company purchased all of WebCargo’s shares. Total deal consideration was $5,293. The goodwill acquired in the amount of $2,298 was allocated to the Company’s Solutions operating segment and is tested since acquisition annually for impairment, on December 31st of each year. No impairment was recorded during the years ended December 31, 2021 and 2020.

c.

In December 2021, the Company acquired the interlining technology and other assets of a major airline group pursuant to a purchase agreement entered into in September 2021. In consideration for the purchase the Company issued 45,004 Series C Preferred shares to the seller at closing, valued at a total amount of $1,368. The seller may also earn up to 90,009 Ordinary shares subject to the Company achieving certain commercial milestones using the acquired interlining platform. The seller agreed to use exclusively the Company’s interlining platform for a period of time and will be entitled to a revenue share participation in connection with the commercialization of the interlining technology acquired by the Company.

d.

In December 2021, the Company acquired all of the membership interests of 7LFreight, a US company engaged in the business of freight rate management SaaS. For details on acquired intangible assets and goodwill see Note 5.

e.

Amortization expenses of intangible assets for the years ended December 31, 2021 and 2020 in the amounts of $353 and $364, respectively, were included as part of sales and marketing expenses in the consolidated statements of profit or loss.